Joint Ventures (FY) (Details)			3 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Jun. 22, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Director	Dec. 13, 2019 USD ($)	Sep. 06, 2019 USD ($)	Nov. 09, 2018	Sep. 21, 2018 USD ($)	Jan. 12, 2016
Maximum
Joint Venture Agreements [Abstract]
Ownership percentage									9.99%
JV Agreement
Joint Venture Agreements [Abstract]
Ownership percentage							50.00%
Number of board of directors | Director				5
Number of board of directors designated by company | Director				2
Agreement
Joint Venture Agreements [Abstract]
Partnership fee					$ 600,000
Partnership fee received				$ 500,000
Contingent amount				$ 100,000
Agreement | Minimum
Joint Venture Agreements [Abstract]
Period for regulatory approval				12 months
Agreement | Maximum
Joint Venture Agreements [Abstract]
Period for regulatory approval				18 months
FKS | Taiwan
Joint Venture Agreements [Abstract]
Fee for initial distribution rights received		$ 500,000
FKS | SEA Region
Joint Venture Agreements [Abstract]
Fee for initial distribution rights received			$ 500,000
FKS | JV Agreement
Joint Venture Agreements [Abstract]
Number of board of directors | Director				2
Outstanding amount for equipment delivered								$ 63,275
Penalty fee for early termination				$ 50,000
Outstanding amount credited after return of equipment						$ 63,275
MundiMed
Joint Venture Agreements [Abstract]
Period for upfront distribution fee payments				18 months
Aggregate amount of upfront distribution fee payments received	$ 372,222